INTANGIBLE ASSETS NET	6 Months Ended
Sep. 30, 2025
INTANGIBLE ASSETS NET
INTANGIBLE ASSETS, NET

NOTE 5 – INTANGIBLE ASSETS, NET

	As of September 30,	As of March 31,
	2025	2025
Land use right, cost	$1,900,000	$1,900,000
Customer relationship	10,751,426	10,751,426
Total intangible assets, at cost	12,651,426	12,651,426
Less: accumulated amortization	(1,866,809)	(791,667)
Less: impairment	(1,108,333)	(1,108,333)
Intangible assets, net	$9,676,284	$10,751,426

As of September 30, 2025 and March 31, 2025, no intangible assets has been pledged.

As of September 30, 2025 and March 31, 2025, the company recognized impairment of intangible assets amounted to $1,108,333 and nil, respectively.

Amortization expense was $1,075,143 and $190,000 for the six months ended September 30, 2025 and 2024, respectively.

Estimated future amortization expense is as follows as of September 30, 2025:

Six months ending September 30,	Amortization expense
2026	$2,150,285
2027	2,150,285
2028	2,150,285
2029	2,150,285
2030	1,075,144
Total	$9,676,284